Commitments	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments
9.   Commitments
Selexis Commercial License Agreements
In April 2013, the Company entered into commercial license agreements with Selexis for each of the ONS-3010, ONS-1045 and ONS-1050 biosimilar product candidates (which agreements were subsequently amended on May 21, 2014). Under the terms of each commercial license agreement, the Company acquired a non-exclusive worldwide license under the Selexis Technology to use the applicable Selexis expression technology along with the resulting Selexis materials/cell lines, each developed under the research license, to manufacture and commercialize licensed and final products, with a limited right to sublicense.
The Company paid an upfront licensing fee to Selexis for each commercial license and also agreed to pay a fixed milestone payment for each licensed product. In addition, the Company is required to pay a low single-digit royalty on a final product-by-final product and country-by-country basis, based on worldwide net sales of such final products by the Company or any of the Company’s affiliates or sublicensees during the royalty term. The royalty term for each final product in each country is the period commencing from the first commercial sale of the applicable final product in the applicable country and ending on the expiration of the specified patent coverage. At any time during the term, the Company has the right to terminate its royalty payment obligation by providing written notice to Selexis and paying Selexis a royalty termination fee.
Each of the Company’s commercial agreements with Selexis will expire upon the expiration of all applicable Selexis patent rights. Either party may terminate the related agreement in the event of an uncured material breach by the other party or in the event the other party becomes subject to specified bankruptcy, winding up or similar circumstances. Either party may also terminate the related agreement under designated circumstances if the Selexis Technology infringes third-party intellectual property rights. In addition, the Company has the right to terminate each of the commercial agreements at any time at its convenience; however, with respect to the agreements relating to ONS-3010 and ONS-1045, this right is subject to the licensee’s consent pursuant to a corresponding letter the Company executed in conjunction with the standby agreement entered into between Selexis and Liomont in November 2014.
The standby agreement permits Liomont to assume the license under the applicable commercial agreement for Mexico upon specified triggering events involving our bankruptcy, insolvency or similar circumstances.
Technology License
The Company entered into a technology license agreement which will require milestone payments of  $375,000 (based on an exchange rate on September 30, 2015 for converting Swiss Francs to U.S. dollars) to the licensor by the Company upon achievement of certain clinical milestones and pay a single digit royalty on net sales by the Company utilizing such technology. The Company also has the contractual right to buy out the royalty payments at a future date.
Leases
In May 2012, the Company entered into a lease agreement for its office and operating space which, as amended, has a term ending in June 2021. Rent expense under the leases was $581,464 and $720,875 for the years ended September 30, 2014 and 2015, respectively. The Company recognizes rent expense on a straight-line basis over the lease period and has accrued for rent expense incurred but not yet paid. Landlord allowances for tenant improvements are deferred and recognized as a reduction to rent expense on a straight line basis and over the remaining lease term. As part of the most recent amendment to the lease agreement in May 2014, the Company increased the amount of space to be leased and, accordingly, agreed to new monthly lease terms for the additional space.
Future minimum rental payments under noncancelable operating leases at September 30, 2015 are as follows:
2016	$888,710
2017	865,763
2018	865,763
2019	876,323
2020	887,045
Thereafter	643,749
$5,027,353

Employment Benefit Plan
The Company maintains a defined contribution 401(k) plan in which employees may contribute up to 100% of their salary and bonus, subject to statutory maximum contribution amounts. The Company matches 100% of the first 3% of employee contributions. The Company assumes all administrative costs of the Plan. For the years ended September 30, 2014 and 2015, the expense relating to the matching contribution was $83,969 and $131,385, respectively.